Shareholders' contributions - Narrative (Details) - USD ($)		12 Months Ended			99 Months Ended
	Apr. 20, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Mar. 11, 2022	Sep. 24, 2013
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share capital		$ 183,573,000	$ 183,573,000		$ 183,573,000
Treasury shares		$ 16,909,000	7,630,000		$ 16,909,000
Par value per share (USD per share)		$ 1.5			$ 1.5
Authorized proportion of outstanding stock (as a percent)							5.00%
Purchase of treasury shares		$ 66,463,000	4,365,000	$ 4,263,000
Treasury stock (shares)		11,285,043			11,285,043
Decision of the Extraordinary General Shareholders’ meeting
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reduction of issued capital	$ 16,500,000
Cancellation of treasury shares	$ 11,000,000
Treasury shares, nominal value	$ 1.50
Share capital	$ 167,072,722.5
Number of shares issued	111,381,815
Treasury shares	$ 52,254
Annual Dividend Proposal
Disclosure of terms and conditions of share-based payment arrangement [line items]
Dividend payables						$ 35,000,000
Share Repurchase Program
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock repurchased under program (shares)					17,366,080
Employee stock options exercised (shares)					6,143,349
Purchase of treasury shares		$ 66,462,000	$ 4,365,000	$ 4,263,000